UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/12

            The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/Standish Fixed Income Fund
-Dreyfus/Standish Global Fixed Income Fund

-Dreyfus/Standish International Fixed Income Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Fixed Income Fund
March 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--120.1%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--3.4%
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	390,000		397,147
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,095,000		1,139,500
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	200,000		208,410
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000		146,679
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	465,000		466,080
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CTFS	5.22	7/15/15	250,826	a	249,752
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	280,000		281,157
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	835,000	a	830,312
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	405,000		406,255
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	1,065,000		1,054,941
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	540,000		541,665
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	230,000		235,481
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	450,000		459,970
SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.09	10/14/14	825,000	a,b	826,387
					7,243,736
Asset-Backed Ctfs./Credit Cards--.5%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.99	8/15/18	1,000,000	a,b	1,053,883
Asset-Backed Ctfs./Home Equity Loans--.2%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	107,974	b	104,368
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.56	10/25/35	232,408	b	215,107
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	94,113	b	94,574
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. A2	5.98	6/25/37	12,391	b	12,364
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.64	3/25/35	25,540	b	25,478

					451,891
Asset-Backed Ctfs./Manufactured Housing--.5%
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000	b	1,029,230
Auto Loan--.5%
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	1,075,000		1,116,233
Banks--6.3%
Ally Financial,
Gtd. Notes	5.50	2/15/17	545,000		546,224
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	400,000		402,387
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	1,225,000		1,229,116
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	1,150,000		1,200,888
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	240,000		254,539
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	915,000		920,388
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	900,000		968,313
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,040,000		1,079,528
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	535,000		556,315
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	560,000		555,363
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	520,000		535,945
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,340,000		1,371,747
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	765,000		797,437
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	425,000		492,255
Lloyds TSB Bank,
Gtd. Notes	4.20	3/28/17	960,000		968,289
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	435,000		425,882
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	840,000		860,525
PNC Bank,
Sub. Notes	6.88	4/1/18	350,000		416,117
					13,581,258
Commercial Mortgage Pass-Through Ctfs.--4.3%
American Tower Trust,
Ser. 2007-1A, Cl. D	5.96	4/15/37	630,000	a	661,983
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	1,280,000	a	1,318,149
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,

Cl. A3	4.24	8/13/39	333,829	b	336,133
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB	5.07	8/15/38	613,728	b	622,635
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	307,162	a	311,004
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	2,965,000	a,b	2,911,565
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	1,120,000	a,b	1,082,312
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	650,000	a,b	632,615
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	1,185,000	a	1,317,113
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	97,851	b	97,823
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	62,870		62,847
					9,354,179
Consumer Staples--1.5%
Altria Group,
Gtd. Notes	10.20	2/6/39	1,185,000		1,842,799
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	325,000		409,581
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	530,000	a	532,471
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	530,000	a	540,301
					3,325,152
Diversified Financial Services--4.7%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	240,000		270,339
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000	b	661,850
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	998,000		1,311,960
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	460,000	a	528,536
FUEL Trust,
Scd. Notes	4.21	10/15/22	660,000	a	677,968
General Electric Capital,
Sr. Unscd. Notes	1.10	4/7/14	930,000	b	931,833
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	360,000		393,008
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	965,000		1,195,769
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,145,000	a	1,249,170
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	a	418,831
International Lease Finance,

Sr. Unscd. Notes	6.63	11/15/13	565,000		579,125
Invesco,
Gtd. Notes	5.38	2/27/13	595,000		617,581
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,205,000		1,237,094
					10,073,064
Electric Utilities--1.6%
AES,
Sr. Unscd. Notes	8.00	10/15/17	490,000		554,313
Calpine,
Sr. Scd. Notes	7.88	1/15/23	520,000	a	564,200
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	660,000		733,699
Nevada Power,
Mortgage Notes	6.50	8/1/18	240,000		295,878
Nisource Finance,
Gtd. Notes	4.45	12/1/21	555,000		580,041
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	565,000		668,500
					3,396,631
Foreign/Governmental--.8%
Corp Andina De Fomento,
Sr. Unscd. Notes	3.75	1/15/16	590,000		614,582
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	585,000		652,994
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	360,000	c	447,138
					1,714,714
Health Care--.8%
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	655,000		672,029
Aristotle Holding,
Gtd. Notes	4.75	11/15/21	365,000	a	391,387
Fresenius Medical Care US Finance
II, Gtd. Notes	5.63	7/31/19	105,000	a	108,413
Gilead Sciences,
Sr. Unscd. Notes	4.40	12/1/21	465,000		489,041
					1,660,870
Industrial--.4%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	140,000		154,000
Waste Management,
Gtd. Notes	7.00	7/15/28	596,000		753,215
					907,215
Materials--2.2%
Arcelormittal,
Sr. Unscd. Notes	6.25	2/25/22	210,000		212,720
Building Materials Corp. of
America, Sr. Notes	6.75	5/1/21	215,000	a	228,706
Building Materials Corp. of
America, Sr. Scd. Notes	7.50	3/15/20	290,000	a	308,850

Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	1,260,000		1,298,730
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	210,000		223,065
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	485,000	a	535,069
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	490,000	a	507,002
Peabody Energy,
Gtd. Notes	6.25	11/15/21	475,000	a	467,875
Teck Resources,
Gtd. Notes	6.25	7/15/41	410,000		446,348
Vale Overseas,
Gtd. Notes	4.38	1/11/22	525,000		529,959
					4,758,324
Media--2.7%
CCO Holdings,
Gtd. Notes	7.00	1/15/19	200,000		213,000
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	575,000	a	681,932
CSC Holdings,
Sr. Unscd. Notes	6.75	11/15/21	190,000	a	198,787
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	80,000		85,730
Dish DBS,
Gtd. Notes	6.75	6/1/21	295,000		319,337
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	600,000		643,887
News America,
Gtd. Notes	6.15	3/1/37	720,000		807,492
News America,
Gtd. Notes	6.90	8/15/39	545,000		648,052
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	150,000	a	174,700
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		462,740
Time Warner
Gtd. Debs.	6.10	7/15/40	220,000		247,090
Time Warner
Gtd. Debs.	6.20	3/15/40	370,000		420,732
Time Warner Cable,
Gtd. Notes	5.50	9/1/41	535,000		562,511
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	205,000		250,448
					5,716,438
Municipal Bonds--.7%
California,
GO (Build America Bonds)	7.30	10/1/39	610,000		764,385
New York City,
GO (Build America Bonds)	5.99	12/1/36	630,000		762,741
					1,527,126
Office And Business Equipment--.2%

Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000		350,664
Oil & Gas--2.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	985,000		1,171,770
EQT,
Sr. Unscd. Notes	8.13	6/1/19	550,000		643,536
Hess,
Sr. Unscd. Notes	5.60	2/15/41	310,000		338,336
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	610,000		701,500
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	305,000		329,930
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	260,000		302,839
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	210,000		268,854
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	300,000	a	315,750
Valero Energy,
Gtd. Notes	6.13	2/1/20	500,000		575,355
					4,647,870
Pipelines--1.7%
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	500,000		562,241
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	905,000		1,011,867
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	605,000		679,919
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	550,000		604,996
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	610,000		698,584
					3,557,607
Property & Casualty Insurance--2.7%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	185,000		188,517
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	675,000		765,214
AON,
Sr. Unscd. Notes	3.50	9/30/15	460,000		482,490
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	563,000		579,515
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	155,000		173,387
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	235,000		260,104
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	575,000		734,999
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	540,000		605,849
Willis North America,

Gtd. Notes	6.20	3/28/17	810,000		907,364
Willis North America,
Gtd. Notes	7.00	9/29/19	910,000		1,054,290
					5,751,729
Real Estate--1.9%
DDR,
Sr. Unscd. Notes	4.75	4/15/18	545,000		565,313
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	55,000		64,420
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	510,000		630,765
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000		384,644
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000		206,321
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000		201,559
Regency Centers,
Gtd. Notes	5.88	6/15/17	330,000		369,475
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	745,000		919,123
WEA Finance,
Gtd. Notes	7.13	4/15/18	445,000	a	524,935
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000	a	270,696
					4,137,251
Residential Mortgage Pass-Through Ctfs.--.6%
Banc of America Mortgage
Securities, Ser. 2005-2,
Cl. 2A1	5.00	3/25/20	250,134		252,434
Countrywide Alternative Loan
Trust, Ser. 2004-16CB, Cl. 2A2	5.00	8/25/19	763,987		772,320
CS First Boston Mortgage
Securities, Ser. 2004-7,
Cl. 6A1	5.25	10/25/19	332,505		336,880
					1,361,634
Retail--1.7%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	560,000		620,824
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	1,404,369	a	1,779,597
Macy's Retail Holdings,
Gtd. Notes	3.88	1/15/22	530,000		532,597
Staples,
Gtd. Notes	9.75	1/15/14	570,000		647,910
					3,580,928
Telecommunications--.8%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	565,000		611,335
UPCB Finance VI,
Sr. Scd. Notes	6.88	1/15/22	570,000	a	591,375

Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	395,000	404,930
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	200,000	203,254
				1,810,894
U.S. Government Agencies/Mortgage-Backed--30.7%
Federal Home Loan Mortgage Corp.:
4.00%			10,325,000d,e	10,797,692
5.00%, 1/1/40 - 9/1/40			1,467,031e	1,611,666
5.50%, 1/1/34 - 9/1/40			1,057,711e	1,157,414
7.00%, 11/1/31			115,797e	134,740
Federal National Mortgage Association:
3.50%			8,255,000d,e	8,476,196
4.00%			14,995,000d,e	15,726,006
5.00%			10,235,000d,e	11,058,369
5.50%			3,420,000d,e	3,725,129
6.00%			4,750,000d,e	5,233,908
4.50%, 11/1/14			3,260e	3,492
5.00%, 1/1/19 - 9/1/40			775,100e	849,304
5.50%, 2/1/33 - 8/1/40			5,930,629e	6,519,530
6.00%, 1/1/38			768,148e	849,927
7.00%, 11/1/31 - 6/1/32			15,876e	18,408
7.50%, 2/1/29 - 11/1/29			3,351e	3,943
Government National Mortgage Association I:
6.00%, 1/15/32			1,313	1,492
6.50%, 7/15/32			2,131	2,469
8.00%, 5/15/26			1,921	2,225
				66,171,910
U.S. Government Securities--46.5%
U.S. Treasury Bonds:
3.88%, 8/15/40			3,465,000c	3,833,156
6.13%, 11/15/27			2,005,000	2,833,628
U.S. Treasury Notes:
1.00%, 4/30/12			48,915,000c	48,955,159
1.38%, 9/15/12			18,725,000c	18,830,328
1.75%, 5/31/16			9,565,000	9,925,180
2.13%, 5/31/15			12,270,000c	12,863,377
2.63%, 8/15/20			2,825,000c	2,978,830
				100,219,658
Total Bonds and Notes
(cost $253,411,400)				258,500,089
			Principal
Short-Term Investments--3.6%			Amount ($)	Value ($)
U.S. Treasury Bills:
0.03%, 5/17/12			190,000	189,989
0.05%, 4/12/12			7,500,000	7,499,940
Total Short-Term Investments
(cost $7,689,884)				7,689,929

Other Investment--1.4%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $3,023,337)	3,023,337 [f]	3,023,337
Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $56,846)	56,846 [f]	56,846
Total Investments (cost $264,181,467)	125.1%	269,270,201
Liabilities, Less Cash and Receivables	(25.1%)	(53,957,128)
Net Assets	100.0%	215,313,073

GO--General Obligation

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $22,791,626 or 10.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was
$52,487,995 and the value of the collateral held by the fund was $53,828,364, consisting of cash collateral of
$56,846 and U.S. Government securities valued at $53,771,518.
d	Purchased on a forward commitment basis.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $5,088,734 of which $5,772,023 related to appreciated investment securities and $683,289 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	77.3
Corporate Bonds	31.8
Asset/Mortgage-Backed	9.5
Short-Term/Money Market Investments	5.0
Foreign/Governmental	.8
Municipal Bonds	.7
125.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2012 (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Mexican New Peso,
Expiring:
4/26/2012	a	1	27,600,000	2,150,538	2,151,648	1,110
4/26/2012	b	1	27,000,000	2,102,179	2,104,873	2,694

South African Rand,
Expiring
4/26/2012	c	1	8,225,000	1,061,523	1,068,004	6,481

Sales:				Proceeds ($)
Australian Dollar,
Expiring
4/26/2012	c	1	2,025,000	2,108,430	2,091,201	17,229

Euro,
Expiring
4/26/2012	d	1	2,410,000	3,197,685	3,214,580	(16,895)

Gross Unrealized Appreciation						27,514
Gross Unrealized Depreciation						(16,895)

Counterparties:

a	JPMorgan & Chase Co.
b	UBS
c	Credit Suisse First Boston
d	Merrill Lynch

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	9,778,740	-	9,778,740
Commercial Mortgage-Backed	-	9,354,179	-	9,354,179
Corporate Bonds+	-	68,372,128	-	68,372,128
Foreign Government	-	1,714,714	-	1,714,714
Municipal Bonds	-	1,527,126	-	1,527,126
Mutual Funds	3,080,183	-	-	3,080,183
Residential Mortgage-Backed	-	1,361,634	-	1,361,634
U.S. Government Agencies/Mortgage-Backed	-	66,171,910	-	66,171,910
U.S. Treasury	-	107,909,587	-	107,909,587
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	27,514	-	27,514
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(16,895)	-	(16,895)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--94.3%		Rate (%)	Date	Amount ($) a		Value ($)
Australia--1.6%
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	470,000	b,c	471,175
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	800,000		849,677
Queensland Treasury,
Gov't Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	900,000		1,015,385
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.09	10/14/14	1,100,000	c,d	1,101,850
						3,438,087
Austria--.5%
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	790,000	c	1,157,137
Belgium--.6%
Belgium Government,
Bonds, Ser. 61	EUR	4.25	9/28/21	975,000		1,389,771
Bermuda--.2%
Weatherford International,
Gtd. Notes		6.75	9/15/40	350,000		391,391
Brazil--1.5%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/13	2,100,000		1,186,214
Petrobras International Finance,
Gtd. Notes	EUR	5.88	3/7/22	800,000		1,181,408
Vale Overseas,
Gtd. Notes		4.63	9/15/20	345,000		364,623
Vale Overseas,
Gtd. Notes		6.25	1/23/17	500,000		578,713
						3,310,958
Canada--4.5%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	410,000	c	550,232
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	1,620,000	c	1,618,699
Canadian Government,
Bonds	CAD	4.00	6/1/16	1,840,000		2,029,285
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	670,000		1,144,935
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	875,000	c	880,298
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	800,000	c	802,382
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	600,000		714,213
Royal Bank of Canada,
Sr. Unscd. Notes		1.45	10/30/14	745,000		755,337
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	166,000		206,471
Toronto-Dominion Bank,
Sr. Unscd. Notes		2.38	10/19/16	615,000		631,519
Videotron,
Gtd. Notes		5.00	7/15/22	595,000	c	592,025
						9,925,396
Chile--1.8%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	944,000,000		2,028,847
CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	1,040,000	c	1,067,330
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	755,000	c	786,112
						3,882,289
France--4.9%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	800,000		1,074,406

French Government,
Bonds	EUR	4.00	4/25/14	2,250,000		3,206,575
French Government,
Bonds	EUR	4.25	4/25/19	505,000		757,922
French Government,
Bonds	EUR	4.50	4/25/41	325,000		499,300
French Government,
Bonds	EUR	4.75	4/25/35	1,195,000		1,878,035
French Government,
Bonds	EUR	5.00	10/25/16	1,290,000		1,981,028
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	750,000	c	832,108
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	200,000		291,895
RCI Banque,
Sr. Unscd. Bonds		2.45	4/11/14	370,000	c,d	357,846
						10,879,115
Germany--2.5%
German Government,
Bonds	EUR	3.25	7/4/42	710,000		1,106,842
German Government,
Bonds	EUR	5.50	1/4/31	1,375,000		2,644,427
Globaldrive,
Ser. 2011-AA, Cl. A	EUR	1.21	4/20/19	881,484	c,d	1,176,034
Kabel BW Erste Beteiligungs,
Sr. Scd. Notes	EUR	7.50	3/15/19	380,000	c	542,285
KFW,
Gov't Gtd. Bonds		3.50	3/10/14	125,000		132,003
						5,601,591
Hong Kong--.3%
Hutchison Whampoa International,
Gtd. Notes		3.50	1/13/17	700,000	c	712,025
Ireland--.5%
Irish Government,
Bonds	EUR	4.60	4/18/16	400,000	b	526,836
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	380,000	c	549,897
						1,076,733
Italy--2.6%
Italian Treasury,
Bonds	EUR	4.75	9/1/21	4,315,000		5,674,375
Japan--12.0%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	27,000,000		327,197
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000	e	1,631,437
Japanese Government,
Sr. Unscd. Bonds, Ser. 310	JPY	1.00	9/20/20	623,300,000		7,651,265
Japanese Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	628,450,000		8,135,789
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	595,150,000		7,082,882
Japanese Government,
Sr. Unscd. Bonds, Ser. 106	JPY	2.20	9/20/28	117,500,000		1,548,145
						26,376,715
Lithuania--.5%
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	1,025,000	c	1,139,031
Luxembourg--1.2%
Arcelormittal,
Sr. Unscd. Notes		6.25	2/25/22	730,000		739,454
Arcelormittal,
Sr. Unscd. Notes	EUR	4.63	11/17/17	245,000		335,123
Codere Finance Luxembourg,
Gtd. Notes	EUR	8.25	6/15/15	330,000	c	439,023
Enel Finance International,
Gtd. Notes		5.70	1/15/13	295,000	b,c	300,940
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	435,000	c	450,094
Telecom Italia Capital,

Gtd. Notes		7.18	6/18/19	325,000		347,750
						2,612,384
Mexico--.7%
Comision Fed De Electric,
Sr. Unscd. Notes		5.75	2/14/42	550,000	c	554,950
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	5,380,000		471,256
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	490,000	c	553,700
						1,579,906
Netherlands--2.6%
ABN Amro Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,100,000	c	1,118,711
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000		202,071
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	600,000	c	852,239
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000		142,026
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	150,000		236,136
ING Bank,
Covered Notes	EUR	3.63	8/31/21	305,000		430,988
Lyondellbasell Industries,
Sr. Notes		5.00	4/15/19	375,000	c	375,937
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	775,000		1,095,276
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	100,000		168,545
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	530,000	c	549,875
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	390,000	c	563,058
						5,734,862
Norway--1.1%
DNB Boligkreditt,
Covered Bonds		2.10	10/14/16	795,000	c	807,752
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	4,300,000		835,817
Statoil,
Gtd. Notes		4.25	11/23/41	740,000		740,215
						2,383,784
Peru--.5%
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	360,000	b,c	372,600
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	1,580,000	c	640,354
						1,012,954
Philippines--.1%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		194,418
Poland--.9%
Polish Goverment,
Sr. Unscd. Notes		5.00	3/23/22	1,865,000		1,975,072
Slovakia--1.1%
Slovakian Government,
Sr. Unscd. Notes	EUR	4.00	3/26/21	1,820,000		2,448,052
South Africa--.5%
South African Government,
Sr. Unscd. Notes		4.67	1/17/24	555,000		570,263
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	4,890,000		472,107
						1,042,370
South Korea--.1%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000		152,093
Spain--3.1%
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	1,600,000		2,224,836
Spanish Government,

Bonds	EUR	3.40	4/30/14	3,140,000		4,278,506
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	410,000		399,277
						6,902,619
Supranational--.3%
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	660,000		687,498
Sweden--.7%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	795,000	c	798,061
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	4,270,000		750,248
						1,548,309
Switzerland--.5%
Credit Suisse Guernsey,
Covered Notes	EUR	2.13	1/18/17	800,000		1,077,415
United Kingdom--15.5%
Abbey National Treasury Services,
Covered Notes	EUR	3.63	9/8/17	800,000		1,122,740
Arkle Master Issuer,
Ser. 2012-1A, Cl.2A4	GBP	2.84	5/17/60	1,050,000	c,d	1,692,433
Arran Residential Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.24	11/19/47	617,527	c,d	825,183
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	440,000		597,040
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	800,000		1,159,062
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	255,000		261,839
BP Capital Markets,
Gtd. Notes		3.56	11/1/21	785,000		809,967
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.52	10/18/54	1,980,000	c,d	2,648,210
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	1.50	2/15/17	1,400,000	c,d	1,870,362
Holmes Master Issuer,
Ser. 2011-3A, Cl. A3	EUR	2.63	10/15/54	870,000	c,d	1,165,968
Holmes Master Issuer,
Ser. 2012-1A, Cl. A4	GBP	2.78	10/15/54	1,300,000	c,d	2,094,387
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000	b	282,231
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	1,685,000		1,699,548
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	600,000		838,355
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	450,000		632,522
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000		86,621
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.67	9/15/39	1,267,032	c,d	995,514
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000		193,724
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	405,000		418,141
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	280,000		387,745
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	600,000		839,247
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	205,000		289,310
Silverstone Master Issuer,
Ser. 2011-1A, Cl. 1A		2.11	1/21/55	895,000	c,d	900,901
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	1,375,000		2,277,206
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	2,170,000		4,031,601
United Kingdom Gilt,
Bonds	GBP	4.75	12/7/30	165,000		326,811
United Kingdom Gilt,

Bonds	GBP	8.00	6/7/21	1,080,000	2,600,216
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	1,415,000	3,175,032
					34,221,916
United States--31.4%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	124,070	124,605
Ally Financial,
Gtd. Notes		4.50	2/11/14	170,000	170,637
Ally Financial,
Gtd. Notes		5.50	2/15/17	1,085,000	1,087,437
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.89	6/15/15	945,000d	947,029
Altria Group,
Gtd. Notes		4.75	5/5/21	575,000	619,234
Altria Group,
Gtd. Notes		10.20	2/6/39	65,000	101,082
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	235,000	279,559
Anheuser-Busch InBev Worldwide,
Gtd. Notes		4.38	2/15/21	685,000	767,264
Anheuser-Busch InBev Worldwide,
Gtd. Notes		6.38	1/15/40	250,000	332,726
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000	327,246
Aristotle Holding,
Gtd. Notes		2.10	2/12/15	540,000c	547,033
Arkle Master Issuer,
Ser. 2010-2A, Cl. 1A1		1.90	5/17/60	1,675,000c,d	1,682,295
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	1,035,000	1,041,875
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	1,115,000	1,164,339
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000	295,369
Burlington North Santa Fe,
Sr. Unscd. Debs.		5.05	3/1/41	150,000	157,077
Cargill,
Sr. Unscd. Notes		3.25	11/15/21	625,000c	610,172
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	630,000	636,640
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	1,060,000	1,060,545
CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	325,000	346,960
Comcast,
Gtd. Notes		5.90	3/15/16	150,000	173,349
CVS Pass-Through Trust,
Pass Thru Certificates		5.77	1/10/33	145,912c	155,272
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	345,774	380,130
DIRECTV Holdings,
Gtd. Notes		5.00	3/1/21	600,000	651,457
Ecolab,
Sr. Unscd. Notes		5.50	12/8/41	195,000	212,282
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	325,000	367,287
EQT,
Sr. Unscd. Notes		8.13	6/1/19	135,000	157,959
Federal National Mortgage Association		3.50	10/1/41 - 1/1/42	3,069,249g	3,164,415
Federal National Mortgage Association		4.00	12/1/40 - 1/1/42	11,342,646g	11,946,328
Federal National Mortgage Association		3.50	5/1/41	2,895,000f,g	2,965,113
Federal National Mortgage Association,		4.00	4/13/39	6,215,000f,g	6,517,981
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	1,010,000	1,020,527
General Electric Capital,
Sr. Unscd. Notes		4.63	1/7/21	205,000	219,176
General Electric Capital,
Sub. Notes		5.30	2/11/21	300,000	325,488
Gilead Sciences,

Sr. Unscd. Notes		3.05	12/1/16	620,000		649,459
Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	310,000		319,506
Goldman Sachs Group,
Sr. Unscd. Notes		6.00	6/15/20	380,000		400,486
Gracechurch Mortgage Funding,
Ser. 2007-1A, Cl. 3A1		0.57	11/20/56	432,290	c,d	432,035
Gracechurch Mortgage Funding,
Ser. 2011-1A, Cl. 2A1		2.04	11/20/56	2,000,000	c,d	2,018,264
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.97	10/15/54	1,190,000	c,d	1,196,002
HSBC USA,
Sr. Unscd. Notes		2.38	2/13/15	1,200,000		1,209,060
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	475,000	c	488,608
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.35	8/15/21	1,355,000		1,387,103
JPMorgan Chase Bank NA,
Sub. Notes	EUR	4.38	11/30/21	450,000	d	570,469
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	165,000		196,905
Kraft Foods,
Sr. Unscd. Notes		5.38	2/10/20	465,000		538,437
Lamar Media,
Gtd. Notes		5.88	2/1/22	350,000	c	357,875
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	130,000		178,367
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	275,000		310,763
Macys Retail Holdings,
Gtd. Notes		5.13	1/15/42	205,000		202,117
Marathon Petroleum,
Sr. Unscd. Notes		5.13	3/1/21	380,000		414,048
MetLife Institutional Funding II,
Scd. Notes		1.48	4/4/14	1,075,000	c,d	1,079,458
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	540,000		550,800
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/24/20	425,000		415,475
NBCUniversal Media,
Sr. Unscd. Notes		4.38	4/1/21	95,000		101,949
NBCUniversal Media,
Sr. Unscd. Notes		5.15	4/30/20	385,000		436,475
News America,
Gtd. Notes		6.90	3/1/19	355,000		432,305
Peabody Energy,
Gtd. Notes		6.00	11/15/18	505,000	c	497,425
Peabody Energy,
Gtd. Notes		6.25	11/15/21	240,000	c	236,400
Pepsico,
Sr. Unscd. Notes		0.80	8/25/14	650,000		653,809
Philip Morris International,
Sr. Unscd. Notes		2.90	11/15/21	1,140,000		1,126,478
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	125,000		149,180
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	135,000		151,441
Phillips 66,
Gtd. Notes		5.88	5/1/42	430,000	c	442,071
Plains All American Pipeline,
Gtd. Notes		4.25	9/1/12	300,000		303,674
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	135,000		148,499
Plains All American Pipeline,
Gtd. Notes		8.75	5/1/19	65,000		84,780
Prudential Financial,
Sr. Unscd. Notes		4.50	11/15/20	650,000		690,845
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	200,000		224,389
Puget Energy,

Sr. Scd. Notes	6.00	9/1/21	170,000		181,246
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	110,000		138,874
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	715,000	c	743,684
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B	2.72	5/15/16	365,000		371,365
Sempra Energy,
Sr. Unscd. Notes	1.23	3/15/14	770,000	d	770,623
SLM,
Sr. Unscd. Notes	7.25	1/25/22	1,025,000		1,072,827
SLM Student Loan Trust,
Ser. 2011-B, Cl. A1	1.09	12/16/24	897,305	c,d	896,055
Time Warner
Gtd. Debs.	5.38	10/15/41	320,000		337,492
Time Warner Cable,
Gtd. Notes	4.00	9/1/21	300,000		307,977
U.S. Treasury Bonds	4.25	5/15/39	1,550,000		1,826,336
Unitedhealth Group,
Sr. Unscd. Notes	2.88	3/15/22	970,000		951,179
Ventas Realty,
Gtd. Notes	4.25	3/1/22	245,000		238,542
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	535,000		543,706
Wells Fargo & Co.
Sr. Unscd. Notes	2.63	12/15/16	910,000		931,458
WM Wrigley Jr.,
Sr. Scd. Notes	3.70	6/30/14	380,000	c	394,296
Xerox,
Sr. Unscd. Notes	1.32	5/16/14	190,000	d	188,649
					69,045,154
Total Bonds And Notes
(cost $201,314,122)					207,573,420
			Principal
Short-Term Investments--5.0%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 5/17/12			685,000	h	684,962
0.03%, 4/12/12			9,605,000		9,604,923
0.11%, 8/16/12			820,000		819,667
Total Short-Term Investments
(cost $11,109,502)					11,109,552

Other Investment--2.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,914,126)			5,914,126	[i]	5,914,126

Investment of Cash Collateral for Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,187,800)			1,187,800	[i]	1,187,800
Total Investments (cost $219,525,550)			102.5%		225,784,898
Liabilities, Less Cash and Receivables			(2.5%)		(5,463,305)
Net Assets			100.0%		220,321,593

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
PEN--Peruvian Nuevo Sol
PHP--Philippine Peso
SEK--Swedish Krona
ZAR--South African Rand
b	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $1,953,777 and the value of the collateral held by the fund was $2,064,234, consisting of cash collateral of $1,187,800 and U.S
Government & Agency securities valued at $876,434.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $46,683,663 or 21.2% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Purchased on a forward commitment basis.
g	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
h	Held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $6,259,348 of which $7,859,690 related to appreciated investment securities and $1,600,342 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	37.4
Corporate Bonds	33.0
U.S. Government/Agencies	12.0
Asset/Residential Mortgage-Backed	11.8
Short-Term/Money Market Investments	8.3
102.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2012 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2012($)

Financial Futures Long
Canadian 10 Year Bonds	5	657,827	June 2012	(2,570)
Euro-Schatz	36	5,297,323	June 2012	2,852
Japanese 10 Year Bonds	2	3,431,437	June 2012	(10,168)
U.S. Treasury 2 Year Notes	126	27,737,325	June 2012	(8,460)

Financial Futures Short
Euro-Bobl	24	(3,972,632)	June 2012	(2,636)
Euro-Bund	5	(923,525)	June 2012	(1,228)
U.S. Treasury 5 Year Notes	54	(6,617,025)	June 2012	31,959
U.S. Treasury 10 Year Notes	160	(20,717,500)	June 2012	290,259

Gross Unrealized Appreciation				325,070
Gross Unrealized Depreciation				(25,062)

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
March 31, 2012 (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Mexican New Peso,
Expiring:
4/26/2012	a	1	21,710,000	1,691,600	1,692,473	873
4/26/2012	b	1	55,560,000	4,325,817	4,331,361	5,544

Swedish Krona,
Expiring
4/26/2012	c	1	610,000	90,573	92,101	1,528

Sales:				Proceeds ($)

Australian Dollar,
Expiring:
4/26/2012	d	1	2,082,000	2,167,778	2,150,064	17,714
4/26/2012	e	2	6,020,000	6,230,655	6,216,804	13,851

Brazilian Real,
Expiring
4/26/2012	f	1	2,240,000	1,224,311	1,219,637	4,674

British Pound,
Expiring:
4/26/2012	c	1	2,960,000	4,700,391	4,733,665	(33,274)
4/26/2012	d	1	2,310,000	3,669,065	3,694,178	(25,113)
4/26/2012	e	1	2,355,000	3,738,656	3,766,142	(27,486)
4/26/2012	g	1	1,530,000	2,429,487	2,446,793	(17,306)
4/26/2012	h	1	1,360,000	2,159,197	2,174,927	(15,730)

Canadian Dollar,

Expiring
4/26/2012	d	1 7,260,000	7,251,660	7,274,685	(23,025)

Chilean Peso,
Expiring
4/26/2012	e	1 1,033,830,000	2,105,989	2,108,669	(2,680)

Euro,
Expiring:
4/2/2012	b	1 2,065,397	2,741,401	2,754,633	(13,232)
4/26/2012	c	1 5,820,000	7,729,571	7,763,011	(33,440)
4/26/2012	b	2 12,010,000	15,956,197	16,019,545	(63,348)
4/26/2012	d	1 5,830,000	7,737,168	7,776,349	(39,181)
4/26/2012	e	1 10,710,000	14,214,419	14,285,540	(71,121)
4/26/2012	f	1 1,110,000	1,471,993	1,480,574	(8,581)
4/26/2012	h	1 6,640,000	8,812,276	8,856,768	(44,492)
4/26/2012	i	1 5,440,000	7,215,523	7,256,147	(40,624)

Japanese Yen,
Expiring:
4/26/2012	c	1 171,980,000	2,094,711	2,078,324	16,387
4/26/2012	b	1 266,938,000	3,242,372	3,225,862	16,510
4/26/2012	d	1 160,860,000	1,958,125	1,943,942	14,183
4/26/2012	g	1 351,760,000	4,281,090	4,250,909	30,181
4/26/2012	h	1 323,430,000	3,938,049	3,908,549	29,500
4/26/2012	j	1 554,795,000	6,752,806	6,704,523	48,283

Norwegian Krone,
Expiring
4/26/2012	f	1 4,430,000	769,124	777,106	(7,982)

Peruvian Nuevo Sol,
Expiring
4/26/2012	k	1 1,570,000	587,685	588,429	(744)

South African Rand,
Expiring
4/26/2012	d	1 3,820,000	493,011	496,021	(3,010)

Swedish Krona,
Expiring
4/26/2012	f	1 5,070,000	751,005	765,497	(14,492)

Swiss Franc,
Expiring
4/26/2012	b	1 3,950,000	4,348,233	4,377,162	(28,929)

Gross Unrealized Appreciation					199,228
Gross Unrealized Depreciation					(513,790)

Counterparties:

a	JPMorgan Chase & Co.
b	UBS
c	Deutsche Bank
d	Credit Suisse First Boston
e	Goldman Sachs
f	Morgan Stanley
g	Barclays Capital
h	Commonwealth Bank of Australia
i	Royal Bank of Scotland
j	Merrill Lynch
k Citigroup

						Upfront	Unrealized
Notional	Reference		(Pay) /Receive		Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
6,500,000	EUR - 1 Year Libor	JP Morgan	1.91	11/4/2016	155,477.56		0 155,478

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	10,425,319	-	10,425,319
Corporate Bonds+	-	72,617,938	-	72,617,938
Foreign Government	-	82,458,798	-	82,458,798
Mutual Funds	7,101,926	-	-	7,101,926
Residential Mortgage-Backed	-	15,651,192	-	15,651,192
U.S. Government Agencies/Mortgage-Backed	-	24,593,837	-	24,593,837
U.S. Treasury	-	12,935,888	-	12,935,888
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	199,228	-	199,228
Futures++	325,070	-	-	325,070
Swaps++	-	155,478	-	155,478
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(513,790)	-	(513,790)
Futures++	(25,062)	-	-	(25,062)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.
For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish International Fixed Income Fund
March 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--94.3%		Rate (%)	Date	Amount ($) a		Value ($)
Australia--2.5%
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	215,000	b	215,537
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	860,000		913,403
Queensland Treasury,
Gov't Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	780,000		880,000
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.09	10/14/14	440,000	b,c	440,740
						2,449,680
Austria--.9%
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	620,000	b	908,133
Belgium--1.5%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000		321,218
Belgium Government,
Bonds, Ser. 61	EUR	4.25	9/28/21	800,000		1,140,325
						1,461,543
Bermuda--.1%
Weatherford International,
Gtd. Notes		6.75	9/15/40	100,000		111,826
Brazil--2.1%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/13	1,850,000		1,044,998
Petrobras International Finance,
Gtd. Notes	EUR	5.88	3/7/22	370,000		546,401
Vale Overseas,
Gtd. Notes		4.63	9/15/20	260,000		274,788
Vale Overseas,
Gtd. Notes		6.25	1/23/17	150,000		173,614
						2,039,801
Canada--6.3%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	185,000	b	248,275
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	725,000	b	724,418
Canadian Government,
Bonds	CAD	4.00	6/1/16	1,340,000		1,477,849
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	655,000		1,119,302
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	415,000	b	417,513
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	440,000	b	441,310
Ford Auto Securitization Trust,

Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	300,000	b	302,450
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	340,000		404,721
Royal Bank of Canada,
Sr. Unscd. Notes		1.45	10/30/14	355,000		359,926
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	93,000		115,674
Toronto-Dominion Bank,
Sr. Unscd. Notes		2.38	10/19/16	255,000		261,849
Videotron,
Gtd. Notes		5.00	7/15/22	270,000	b	268,650
						6,141,937

Chile--2.0%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	541,000,000		1,162,718
CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	440,000	b	451,563
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	345,000	b	359,217
						1,973,498
France--6.0%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	350,000		470,053
French Government,
Bonds	EUR	4.00	4/25/14	500,000		712,572
French Government,
Bonds	EUR	4.25	4/25/19	600,000		900,502
French Government,
Bonds	EUR	4.50	4/25/41	255,000		391,758
French Government,
Bonds	EUR	4.75	4/25/35	775,000		1,217,972
French Government,
Bonds	EUR	5.00	10/25/16	945,000		1,451,218
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	320,000	b	355,033
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	100,000		145,948
RCI Banque,
Sr. Unscd. Bonds		2.45	4/11/14	245,000	b,c	236,952
						5,882,008
Germany--1.6%
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	150,000		215,301
German Government,
Bonds	EUR	5.50	1/4/31	575,000		1,105,851
Kabel BW Erste Beteiligungs,
Sr. Scd. Notes	EUR	7.50	3/15/19	175,000	b	249,737
						1,570,889
Hong Kong--.3%
Hutchison Whampoa International,
Gtd. Notes,		3.50	1/13/17	325,000	b	330,583

Ireland--.7%
Irish Government,
Bonds	EUR	4.60	4/18/16	300,000		395,127
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	175,000	b	253,242
						648,369
Italy--3.7%
Italian Government,
Bonds	EUR	4.75	9/1/21	2,150,000		2,827,325
Italian Government,
Bonds	EUR	5.00	9/1/40	650,000		766,348
						3,593,673
Japan--14.3%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	11,000,000		133,303
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	263,000,000		3,379,205
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	93,000,000	d	1,167,105
Japanese Government,
Sr. Unscd. Bonds, Ser. 310	JPY	1.00	9/20/20	195,100,000		2,394,933
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	288,200,000		3,429,869
Japanese Government,
Sr. Unscd. Bonds, Ser. 106	JPY	2.20	9/20/28	259,800,000		3,423,048
						13,927,463
Lithuania--.5%
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	475,000	b	527,844
Luxembourg--1.3%
Arcelormittal,
Sr. Unscd. Notes	EUR	4.63	11/17/17	105,000		143,624
Arcelormittal,
Sr. Unscd. Notes		6.25	2/25/22	330,000		334,274
Codere Finance,
Gtd. Notes	EUR	8.25	6/15/15	150,000	b	199,556
Enel Finance International,
Gtd. Notes		5.13	10/7/19	155,000	b	152,556
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	220,000	b	227,634
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	190,000		203,300
						1,260,944
Mexico--1.1%
Comision Fed De Electric,
Sr. Unscd. Notes		5.75	2/14/42	360,000	b	363,240
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	5,890,000		515,929
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	205,000	b	231,650
						1,110,819
Netherlands--3.5%

ABN Amro Bank,
Sr. Unscd. Notes		4.25	2/2/17	500,000	b	508,505
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	250,000	b	355,099
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000		275,492
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000		209,759
ING Bank,
Covered Notes	EUR	3.63	8/31/21	170,000		240,223
Lyondellbasell Industries,
Sr. Notes		5.00	4/15/19	250,000	b	250,625
Netherlands Government,
Bonds	EUR	4.00	7/15/19	160,000		244,667
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	350,000		494,641
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	150,000		252,818
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	300,000	b	311,250
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	180,000	b	259,873
						3,402,952
Norway--1.4%
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	590,000		841,301
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	900,000		174,938
Statoil,
Gtd. Notes		4.25	11/23/41	350,000		350,102
						1,366,341
Peru--.5%
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	200,000	b	207,000
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	710,000	b	287,754
						494,754
Philippines--.2%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	7,000,000		170,116
Poland--.9%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	830,000		878,987
Slavokia--1.1%
Slovakian Government,
Sr. Unscd. Notes	EUR	4.00	3/26/21	810,000		1,089,517
South Africa--.8%
South African Government,
Sr. Unscd. Notes		4.67	1/17/24	255,000		262,012
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	5,145,000		496,726
						758,738

South Korea--.2%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000		214,313
Spain--3.0%
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	700,000		973,366
Spanish Government,
Bonds	EUR	3.40	4/30/14	1,410,000		1,921,240
						2,894,606
Supranational--1.0%
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	260,000		270,833
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		729,820
						1,000,653
Sweden--2.0%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	6,475,000		1,039,640
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	1,745,000		306,600
Swedish Government,
Bonds, Ser. 1041	SEK	6.75	5/5/14	3,700,000		621,812
						1,968,052
Switzerland--.7%
Credit Suisse Guernsey,
Covered Notes	EUR	2.13	1/18/17	500,000		673,385
United Kingdom--17.9%
Abbey National Treasury Services,
Covered Notes	EUR	3.63	9/8/17	350,000		491,199
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	2.55	5/17/60	400,000	b,c	537,085
Arkle Master Issuer,
Ser. 2012-1A, Cl.2A4	GBP	2.84	5/17/60	650,000	b,c	1,047,697
Arran Residential Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.24	11/19/47	399,577	b,c	533,942
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	350,000		474,918
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	650,000		941,738
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	120,000		123,219
BP Capital Markets,
Gtd. Notes		3.56	11/1/21	310,000		319,860
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.52	10/18/54	650,000	b,c	869,362
Fosse Master Issuer,
Ser. 2011-1A, Cl. A2		1.96	10/18/54	300,000	b,c	301,876
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	1.50	2/15/17	320,000	b,c	427,511
Holmes Master Issuer,
Ser. 2011-3A, Cl. A3	EUR	2.63	10/15/54	415,000	b,c	556,180
Holmes Master Issuer,

Ser. 2012-1A, Cl. A4	GBP	2.78	10/15/54	600,000	b,c	966,640
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	300,000		419,177
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000		282,231
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	750,000		756,475
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	175,000		266,733
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.67	9/15/39	587,506	b,c	461,607
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	265,000		366,973
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	400,000		559,498
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	150,000		210,219
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	965,000		1,792,855
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	640,000		1,192,004
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	400,000		776,532
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	1,200,000		2,692,607
						17,368,138
United States--16.2%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	152,701		153,360
Ally Financial,
Gtd. Notes		4.50	2/11/14	100,000		100,375
Ally Financial,
Gtd. Notes		5.50	2/15/17	490,000		491,101
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.89	6/15/15	450,000	c	450,966
Altria Group,
Gtd. Notes		10.20	2/6/39	25,000		38,878
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	180,000		214,131
Anheuser-Busch InBev Worldwide,
Gtd. Notes		4.38	2/15/21	195,000		218,418
Anheuser-Busch Inbev Worldwide,
Gtd. Notes		6.38	1/15/40	100,000		133,090
Aristotle Holding,
Gtd. Notes		2.10	2/12/15	245,000	b	248,191
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	460,000		463,056
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	515,000		537,789
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	165,000		243,680
Burlington North Santa Fe,

Sr. Unscd. Debs.		5.05	3/1/41	100,000		104,718
Cargill,
Sr. Unscd. Notes		3.25	11/15/21	295,000	b	288,001
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	220,000		222,319
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	485,000		485,249
CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	260,000		277,568
Comcast,
Gtd. Notes		5.90	3/15/16	50,000		57,783
CVS Pass-Through Trust,
Gtd. Notes		5.77	1/10/33	214,005	b	227,732
DIRECTV Holdings,
Gtd. Notes		5.00	3/1/21	300,000		325,729
Ecolab,
Sr. Unscd. Notes		5.50	12/8/41	90,000		97,976
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	190,000		214,722
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	480,000		485,003
General Electric Capital,
Sub. Notes		5.30	2/11/21	150,000		162,744
Gilead Sciences,
Sr. Unscd. Notes		3.05	12/1/16	285,000		298,541
Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	320,000		329,812
Gracechurch Mortgage Funding,
Ser. 2007-1A, Cl. 3A1		0.57	11/20/56	464,311	b,c	464,038
Gracechurch Mortgage Funding,
Ser. 2011-1A, Cl. 2A1		2.04	11/20/56	950,000	b,c	958,675
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.97	10/15/54	265,000	b,c	266,337
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	220,000	b	226,303
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.35	8/15/21	265,000		271,278
JPMorgan Chase & Co.,
Sub. Notes	EUR	4.38	11/30/21	150,000	c	190,156
Kraft Foods,
Sr. Unscd. Notes		5.38	2/10/20	210,000		243,165
Lamar Media,
Gtd. Notes		5.88	2/1/22	155,000	b	158,487
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	75,000		102,904
Macys Retail Holdings,
Gtd. Notes		5.13	1/15/42	105,000		103,523
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	115,000		129,956
Metropolitan Life Global Funding I,
Scd. Notes		2.00	1/9/15	265,000	b	267,989
MGM Resorts International,

Gtd. Notes		7.75	3/15/22	245,000		249,900
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	270,000		264,341
NBCUniversal Media,
Sr. Unscd. Notes		4.38	4/1/21	55,000		59,023
Peabody Energy,
Gtd. Notes		6.00	11/15/18	240,000	b	236,400
Peabody Energy,
Gtd. Notes		6.25	11/15/21	115,000	b	113,275
Pepsico,
Sr. Unscd. Notes		0.80	8/25/14	300,000		301,758
Philip Morris International,
Sr. Unscd. Notes		2.90	11/15/21	440,000		434,781
Phillips 66,
Gtd. Notes		5.88	5/1/42	190,000	b	195,333
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	275,000		302,498
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	100,000		112,194
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	100,000		106,615
SABMiller Holdings,
Gtd. Notes		4.95	1/15/42	325,000	b	338,038
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B		2.72	5/16/16	170,000		172,965
SLM,
Sr. Unscd. Notes		7.25	1/25/22	460,000		481,464
Time Warner
Gtd. Debs.		5.38	10/15/41	125,000		131,833
Time Warner Cable,
Gtd. Notes		4.00	9/1/21	150,000		153,988
Unitedhealth Group,
Sr. Unscd. Notes		2.88	3/15/22	440,000		431,463
Ventas Realty,
Gtd. Notes		4.25	3/1/22	110,000		107,100
Verizon Communications,
Sr. Unscd. Notes		4.75	11/1/41	255,000		259,149
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	420,000		429,904
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	285,000		406,014
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	170,000	b	176,395
Xerox,
Sr. Unscd. Notes		1.32	5/16/14	125,000	c	124,111
						15,842,285
Total Bonds And Notes
(cost $87,406,000)						92,061,847

Short-Term Investments--.9%
U.S. Treasury Bills:
0.05%, 5/17/12				510,000	e	509,971

0.11%, 8/16/12	366,000	365,851
Total Short-Term Investments
(cost $875,807)		875,822

Other Investment--1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,101,935)	1,101,935 [f]	1,101,935
Total Investments (cost $89,383,742)	96.3%	94,039,604
Cash and Receivables (Net)	3.7%	3,576,360
Net Assets	100.0%	97,615,964

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
PEN--Peruvian Nuevo Sol
PHP--Philippine Peso
SEK--Swedish Krona
ZAR--South African Rand

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $19,953,033 or 20.4% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
e	Held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $4,655,862 of which $5,535,541 related to appreciated investment securities and $879,679 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	49.5
Corporate Bonds	33.8
Asset/Residential Mortgage-Backed	11.0
Short-Term/Money Market Investment	2.0
96.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2012 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2012($)
Financial Futures Long
Canadian 10 Year Bonds	5	657,827	June 2012	(2,570)
Euro-Buxl	7	1,183,425	June 2012	2,044
Euro-Bond	11	2,031,756	June 2012	21,472
Euro-Schatz	46	6,768,802	June 2012	1,033
Japanese 10 Year Bonds	4	6,862,873	June 2012	(20,336)
Long Gilt	7	1,282,102	June 2012	(4,153)
Financial Futures Short
Euro-Bobl	4	(662,105)	June 2012	(122)
U.S. Treasury 2 Year Notes	16	(3,522,200)	June 2012	3,034
U.S. Treasury 5 Year Notes	33	(4,043,737)	June 2012	22,268
U.S. Treasury 10 Year Notes	90	(11,653,594)	June 2012	151,939
U.S. Treasury 30 Year Bond	10	(1,377,500)	June 2012	42,990
U.S. Treasury Ultra Long Term Bonds	14	(2,113,563)	June 2012	86,173

Gross Unrealized Appreciation				330,953
Gross Unrealized Depreciation				(27,181)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2012 (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Mexican New Peso,
Expiring:
4/26/2012	a	1	5,820,000	453,483	453,717	234
4/26/2012	b	1	25,160,000	1,958,919	1,961,429	2,510

Sales:				Proceeds ($)

Australian Dollar,
Expiring:
4/26/2012	c	1	1,840,000	1,899,156	1,900,153	(997)
4/26/2012	d	1	2,700,000	2,811,240	2,788,268	22,972

Brazilian Real,
Expiring
4/26/2012	e	1	1,935,000	1,057,608	1,053,571	4,037

British Pound,
Expiring:
4/26/2012	c	1	3,070,000	4,873,748	4,909,578	(35,830)
4/26/2012	d	1	580,000	921,237	927,543	(6,306)
4/26/2012	f	1	180,000	285,835	287,858	(2,023)
4/26/2012	g	1	830,000	1,317,745	1,327,345	(9,600)
4/26/2012	h	1	1,050,000	1,667,295	1,679,172	(11,877)

Canadian Dollar,
Expiring
4/26/2012	d	1	4,950,000	4,944,314	4,960,012	(15,698)

Chilean Peso,
Expiring
4/26/2012	c	1	595,890,000	1,213,873	1,215,417	(1,544)

Euro,
Expiring:
4/2/2012	b	1	2,397,982	3,182,841	3,198,204	(15,363)
4/26/2012	b	3	7,965,000	10,576,072	10,624,120	(48,048)
4/26/2012	c	1	6,455,000	8,567,141	8,610,006	(42,865)
4/26/2012	d	1	2,320,000	3,078,941	3,094,533	(15,592)
4/26/2012	f	1	1,360,000	1,806,223	1,814,037	(7,814)
4/26/2012	g	1	1,520,000	2,017,268	2,027,453	(10,185)
4/26/2012	i	1	6,005,000	7,964,930	8,009,773	(44,843)

Japanese Yen,
Expiring:
4/26/2012	d	1	105,765,000	1,287,462	1,278,137	9,325
4/26/2012	b	1	385,680,000	4,684,676	4,660,821	23,855
4/26/2012	f	1	11,055,000	134,649	133,596	1,053
4/26/2012	g	1	40,290,000	490,567	486,892	3,675
4/26/2012	h	1	98,390,000	1,197,454	1,189,012	8,442
4/26/2012	j	1	412,655,000	5,022,719	4,986,806	35,913

Norwegian Krone,
Expiring
4/26/2012	e	1	840,000	145,838	147,352	(1,514)

Peruvian Nuevo Sol,
Expiring

4/26/2012	k	1 710,000	265,768	266,105	(337)

South African Rand,
Expiring
4/26/2012	d	1 4,070,000	525,276	528,483	(3,207)

Swedish Krona,
Expiring:
4/26/2012	e	1 11,500,000	1,703,464	1,736,335	(32,871)
4/26/2012	f	1 2,210,000	328,141	333,678	(5,537)

Swiss Franc,
Expiring
4/26/2012	b	1 1,770,000	1,948,449	1,961,412	(12,963)

Gross Unrealized Appreciation	112,016
Gross Unrealized Depreciation	(325,014)

Counterparties:

a	JP Morgan & Chase Co.
b	UBS
c	Goldman Sachs
d	Credit Suisse First Boston
e	Morgan Stanley
f	Deutsche Bank
g	Commonwealth Bank Of Australia
h	Barclays Capital
i	Royal Bank of Scotland
j	Merrill Lynch
k	Citigroup

Notional	Reference		(Pay) /Receive		Market					Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	CM_AC_UNPD CM_AC_UNPD ICM_AC_UNPD_ ICM_AC_UNPD_				(Depreciation) ($)
2,410,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(343,225.47)	(35,992.35)	1,989.16	35,992.35	1,989.16	(343,225)
3,100,000	EUR - 1 Year Libor	JP Morgan	1.91	11/4/2016	74,150.82	(30,151.83)	31,877.21	30,151.83	31,877.21	74,151

Gross Unrealized Appreciation										74,151
Gross Unrealized Depreciation										(343,225)

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,753,552	-	3,753,552
Corporate Bonds+	-	33,009,559	-	33,009,559
Foreign Government	-	48,335,297	-	48,335,297
Mutual Funds	1,101,935	-	-	1,101,935
Residential Mortgage-Backed	-	6,963,439	-	6,963,439
U.S. Treasury	-	875,822	-	875,822
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	112,016	-	112,016
Futures++	330,953	-	-	330,953
Swaps++	-	74,151	-	74,151
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(325,014)	-	(325,014)
Futures++	(27,181)	-	-	(27,181)
Swaps++	-	(343,225)	-	(343,225)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts

on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)